Derivative Financial Instruments - Schedule of Changes in the fair value of other investment are details below (Details) - Other Long Term Invesement [Member] - Level 3 of fair value hierarchy [member]
R$ in Thousands
12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Acquisition	R$ 96,161
Fair value of other investments	64,710
Balance at the end of the period	R$ 160,871